Financial Instruments and Fair Value Measures (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2012 Interest rate contracts Fair value hedges	Mar. 31, 2013 Interest rate contracts Fair value hedges Interest expense, net	Dec. 31, 2012 Foreign currency forward exchange contracts Not designated as hedging instrument	Dec. 31, 2011 Foreign currency forward exchange contracts Not designated as hedging instrument	Dec. 31, 2010 Foreign currency forward exchange contracts Not designated as hedging instrument	Mar. 31, 2013 Foreign currency forward exchange contracts Not designated as hedging instrument Net foreign exchange loss	Mar. 31, 2012 Foreign currency forward exchange contracts Not designated as hedging instrument Net foreign exchange loss	Dec. 31, 2012 Foreign currency forward exchange contracts Cash flow hedges	Dec. 31, 2011 Foreign currency forward exchange contracts Cash flow hedges	Dec. 31, 2010 Foreign currency forward exchange contracts Cash flow hedges	Mar. 31, 2013 Foreign currency forward exchange contracts Cash flow hedges Cost of products sold	Mar. 31, 2012 Foreign currency forward exchange contracts Cash flow hedges Cost of products sold
Gain (loss) on derivatives
(Loss) gain recognized in other comprehensive (loss) income								$ (11)	$ (2)	$ 75	$ 9	$ 10
Income (expense) and gain (loss) reclassified into	(81)		(23)	30	30			24	18	45		2
Income (expense) and gain (loss) reclassified into	81	(40)				(9)	(10)
Gain (loss) on underlying hedged item		$ 40